Schedule of Note and Other Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance	$ 1,062,062	$ 1,193,641
Additions		51,659
Repayments	(333,906)	(161,139)
Write-off	(10,310)	(22,099)
Settled through RSU repurchase (Note 18)	(604,537)
Balance	113,309	1,062,062
Notes receivables [member]
IfrsStatementLineItems [Line Items]
Balance	1,000,122	1,158,832
Additions
Repayments	(297,678)	(136,611)
Write-off		(22,099)
Settled through RSU repurchase (Note 18)	(604,537)
Balance	97,907	1,000,122
Amounts receivable [Member]
IfrsStatementLineItems [Line Items]
Balance	61,940	34,809
Additions		51,659
Repayments	(36,228)	(24,528)
Write-off	(10,310)
Settled through RSU repurchase (Note 18)
Balance	$ 15,402	$ 61,940